Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 9 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date. Based upon this review the Company identified the following subsequent events, that would have required adjustment or disclosure in the unaudited condensed financial statements.

Extension of Combination Period

On November 18, 2024, the Company held the Third Extension Meeting at which the Company’s stockholders approved the Third Charter Amendment by requisite votes, (i) giving the Company the right to extend the deadline of Combination Period from November 18, 2024 to August 18, 2025, provided that the Sponsor (or its affiliates or permitted designees) will deposit into Trust Account an aggregate amount equal to $0.05 multiplied by the number of public shares of the Company that are not redeemed in connection with the stockholder vote to approve the Third Charter Amendment, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination, and (ii) giving the holders of shares of Class B Common Stock the right to convert such shares of Class B Common Stock to shares of Class A Common Stock at any time before the consummation of a business combination or automatically convert to shares of Class A Common Stock at the closing of a business combination. The Third Charter Amendment was filed as Exhibit 3.1 to the Form 8-K filed by the Company on November 22, 2024.

In connection with the Third Extension Meeting, holders of 1,564,549 shares of the Company’s publicly traded common stock (the “Third Extension Redeeming Shareholders”) properly exercised their right to redeem such shares and were tendered such shares for redemption.

Class B Common Stock

Immediately following the Third Extension Meeting and filing of the Third Charter Amendment with the Secretary of State of the State of Delaware, on November 22, 2024, the holders of shares of Class B Common Stock unanimously elected to convert all of their shares of Class B Common Stock to shares of Class A Common Stock on a one-to-one basis. On February 4, 2025, the Company and the holders of these shares effected such conversions by sending the Transfer Agent required instruction document. As a result, all of 2,875,000 shares of Class B Common Stock issued and outstanding have been converted to 2,875,000 shares of Class A Common Stock (the “Converted Class A Common Stock”). Although for the purposes of Nasdaq listing standard, the Converted Class A Common Stock is considered as listed securities, the Converted Class A Common Stock shall remain as founders’ shares and is not subject to redemption and will be subject to transfer restrictions. As of the date of this filing, there is zero (0) issued and outstanding shares of Class B Common Stock of the Company.

Extension Loans

On October 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from October 18, 2024 to November 18, 2024. On November 20, 2024, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from November18, 2024 to December 18, 2024. On December 18, 2024, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from December 18, 2024 to January 18, 2025. On January 18, 2025, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from January 18, 2025 to February 18, 2025.

Overpayment in Redemption of the First Extension Redeeming Stockholders and Second Extension Redeeming Shareholders

In connection with the First Extension Meeting, on August 22, 2023, a redemption payment was made by Continental Stock Transfer & Trust Company (“CST”), as trustee of the Trust Account, to the First Extension Redeeming Stockholders at a rate of approximately $10.81 per share (the “First Redemption Payment”). It was later determined that the Company did not withdraw all of the interest from the Trust Account that it was allowed to withdraw to cover income and franchise taxes and, therefore, the First Redemption Payment should have been approximately $10.74 per share. This meant that the First Extension Redeeming Stockholders were overpaid in the amount of approximately $0.07 per share (the “First Extension Overpayment Amount”).

In connection with the Second Extension Meeting, on February 22, 2024, a redemption payment was made by CST, as trustee of the Trust Account, to the Second Extension Redeeming Stockholders at a rate of approximately $11.21 per share (the “Second Redemption Payment”). It was later determined that the Company did not withdraw all of the interest from the Trust Account that it was allowed to withdraw to cover income and franchise taxes and, therefore, the Second Redemption Payment should have been approximately $11.10 per share. This meant that the Second Extension Redeeming Stockholders were overpaid in the amount of approximately $0.11 per share (the “Second Extension Overpayment Amount”).

The First Extension Redeeming Shareholders and the Second Extension Redeeming Stockholders are in the process of being notified of this situation and are being instructed to return the First Extension Overpayment Amount and the Second Extension Overpayment Amount to CST.

In light of the above, the Company amended and restated its prior financial statements during the Affected Period as disclosed in its Current Report on Form 8-K filed with the SEC on December 13, 2024. The aggregate amount of the First Extension Overpayment Amount and the Second Extension Overpayment Amount is reflected in the Company’s financial statements as Due from the Sponsor.

Note 11 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date. Based upon this review the Company identified the following subsequent events, that would have required adjustment or disclosure in the unaudited condensed financial statements.

Extension of Combination Period

On November 18, 2024, the Company held the Third Extension Meeting at which the Company’s stockholders approved the Third Charter Amendment by requisite votes, (i) giving the Company the right to extend the deadline of Combination Period from November 18, 2024 to August 18, 2025, provided that the Sponsor (or its affiliates or permitted designees) will deposit into Trust Account an aggregate amount equal to $0.05 multiplied by the number of public shares of the Company that are not redeemed in connection with the stockholder vote to approve the Third Charter Amendment, in exchange for a non-interest bearing, unsecured promissory note payable upon consummation of a business combination, and (ii) giving the holders of shares of Class B Common Stock the right to convert such shares of Class B Common Stock to shares of Class A Common Stock at any time before the consummation of a business combination or automatically convert to shares of Class A Common Stock at the closing of a business combination. The Third Charter Amendment was filed as Exhibit 3.1 to the Form 8-K filed by the Company on November 22, 2024.

In connection with the Third Extension Meeting, holders of 1,564,549 shares of the Company’s publicly traded common stock (the “Third Extension Redeeming Shareholders”) properly exercised their right to redeem such shares and were tendered such shares for redemption.

Class B Common Stock

Immediately following the Third Extension Meeting and filing of the Third Charter Amendment with the Secretary of State of the State of Delaware, on November 22, 2024, the holders of shares of Class B Common Stock unanimously elected to convert all of their shares of Class B Common Stock to shares of Class A Common Stock on a one-to-one basis. As a result, all of 2,875,000 shares of Class B Common Stock issued and outstanding have been converted to 2,875,000 shares of Class A Common Stock (the “Converted Class A Common Stock”). Although for the purposes of Nasdaq listing standard, the Converted Class A Common Stock is considered as listed securities, the Converted Class A Common Stock shall remain as founders’ shares and is not subject to redemption and will be subject to transfer restrictions. As of the date of this filing, there is zero (0) issued and outstanding shares of Class B Common Stock of the Company.

Extension Loans

On October 18, 2024, the Company caused to be deposited $50,000 into the Company’s Trust Account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from October 18, 2024 to November 18, 2024. On November 20, 2024, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from November18, 2024 to December 18, 2024. On December 18, 2024, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from December 18, 2024 to January 18, 2025. On January 18, 2025, the Company caused to be deposited $37,744 into the Company’s Trust account, allowing the Company to extend the period of time it has to consummate its initial Business Combination from January 18, 2025 to February 18, 2025.

Overpayment in Redemption of the First Extension Redeeming Stockholders and Second Extension Redeeming Shareholders

In connection with the First Extension Meeting, on August 22, 2023, a redemption payment was made by Continental Stock Transfer & Trust Company (“CST”), as trustee of the Trust Account, to the First Extension Redeeming Stockholders at a rate of approximately $10.81 per share (the “First Redemption Payment”). It was later determined that the Company did not withdraw all of the interest from the Trust Account that it was allowed to withdraw to cover income and franchise taxes and, therefore, the First Redemption Payment should have been approximately $10.74 per share. This meant that the First Extension Redeeming Stockholders were overpaid in the amount of approximately $0.07 per share (the “First Extension Overpayment Amount”).

In connection with the Second Extension Meeting, on February 22, 2024, a redemption payment was made by CST, as trustee of the Trust Account, to the Second Extension Redeeming Stockholders at a rate of approximately $11.21 per share (the “Second Redemption Payment”). It was later determined that the Company did not withdraw all of the interest from the Trust Account that it was allowed to withdraw to cover income and franchise taxes and, therefore, the Second Redemption Payment should have been approximately $11.10 per share. This meant that the Second Extension Redeeming Stockholders were overpaid in the amount of approximately $0.11 per share (the “Second Extension Overpayment Amount”).

The First Extension Redeeming Shareholders and the Second Extension Redeeming Stockholders are in the process of being notified of this situation and are being instructed to return the First Extension Overpayment Amount and the Second Extension Overpayment Amount to CST.

In light of the above, the Company amended and restated its prior financial statements during the Affected Period as disclosed in its Current Report on Form 8-K filed with the SEC on December 13, 2024. The aggregate amount of the First Extension Overpayment Amount and the Second Extension Overpayment Amount is reflected in the Company’s unaudited condensed financial statements in this Form 10-Q as Due from the Sponsor.